Fee and Commission Income - Summary of Fee and Commission Income (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Fee and commission income [abstract]
Fee income from asset management	€ 1,054	€ 963
Commission income	25	10
Securities lending income
Other fee and commission income	117	84
Fee and commission income	€ 1,197	€ 1,057